Document And Entity Information	Nov. 13, 2026
Document Information [Line Items]
Entity, Registrant Name	iShares® Bitcoin Premium Income ETF
Document, Type	8-K
Document, Period End Date	Nov. 13, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	333-292938
Entity, Tax Identification Number	35-2936434
Entity, Address, Address Line One	400 Howard Street
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	670-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Trading Symbol	BITA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	true
Amendment Flag	false
Entity, Central Index Key	0002089969